Note 15 - Stock-Based Compensation (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Note 15 - Stock-Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Allocated Share-based Compensation Expense	$ 4,166	$ 3,169	$ 2,335
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 26.25	$ 22.31	$ 20.83	$ 19.03
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	28,345
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	4,351
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	3,956	3,485	2,606
Subsidiary Investment Ownership Percentage Stock Options	1.00%
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	7.20%
Open Option Contracts Written, at Fair Value	12,834	4,266
Employee Stock Option [Member]
Note 15 - Stock-Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)	298,250
Sharebased Compensation Arrangement By Sharebased Payment Award In The Money Options Weighted Average Remaining Contractual Life	2 years 6 months
Subsidiary Stock Option Plans [Member]
Note 15 - Stock-Based Compensation (Details) [Line Items]
Allocated Share-based Compensation Expense	$ 8,568	$ 4,266
Minimum [Member]
Note 15 - Stock-Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 11.74
Maximum [Member]
Note 15 - Stock-Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 40.66